Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
19.	CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Group performed a test on the restricted net assets of consolidated subsidiary in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Group to disclose the financial statements for the parent Company.

PARENT COMPANY BALANCE SHEETS

	As of December 31,
	2022	2023
ASSETS
Cash and cash equivalents	$1,104	$1,889
Investment income in subsidiaries	-	-
Prepaid expenses and other current assets, net	2	2,493,301
Amount due from intercompany-current	-	17,656,465
TOTAL ASSETS	$1,106	$20,151,655

LIABILITIES
Accounts payable	$-	$34,277
Accrued expenses and other current liabilities	-	347,014
Investment deficit in subsidiaries	5,887,042	24,469,459
Amount due to intercompany-current	-	164,593
TOTAL LIABILITIES	$5,887,042	$25,015,343

Shareholders’ deficit
Ordinary shares (par value of $0.00005 per share; 1,000,000,000 shares and 1,000,000,000 shares authorized as of December 31, 2022 and 2023, respectively; 22,115,592 shares and 24,015,592 shares issued and outstanding as of December 31,2022 and December 31, 2023, respectively)	$1,106	$1,201
Preferred shares (par value of $0.00005 per share; nil and 3,700,000 preferred shares authorized as of December 31, 2022 and 2023, respectively; nil and 3,700,000 preferred shares issued and outstanding as of December 31, 2022 and 2023, respectively)	-	185
Additional paid-in capital	75,621,294	108,729,047
Statutory reserve	237,486	237,486
Accumulated deficit	(78,483,156)	(110,833,045)
Accumulated other comprehensive loss	(3,262,666)	(2,998,562)
Total shareholders’ deficit	$(5,885,936)	$(4,863,688)

PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS)

	Years ended December 31,
	2021	2022	2023
Operating expenses:
Selling expenses	$-	$-	$(811,129)
General and administrative expenses	-	-	(1,496,239)
Other income	-	-	161,408
Share of loss in subsidiaries and VIEs	3,677,813	(5,898,535)	(24,315,847)
Income/(Loss) before income tax provision	3,677,813	(5,898,535)	(26,461,807)
Provision for income tax	-	-	-
Net Income/(loss)	$3,677,813	$(5,898,535)	$(26,461,807)

PARENT COMPANY STATEMENTS OF CASH FLOW

	Years ended December 31,
	2021	2022	2023
Net cash used in operating activities	$-	$(1)	$(21,749,842)
Net cash used in investing activities	-	-	(13,000,000)
Net cash provided by financing activities	-	-	34,750,627
Net cash inflow	$-	$(1)	$785